Current Liabilities - Warranty Liability (Tables)	12 Months Ended
Dec. 31, 2022
Current Liabilities - Warranty Liability [Abstract]
Schedule of current liabilities - warranty liability
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Warrants at fair value	1,097,520	-	745,598